PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)
1
Voya Index Solution 2050 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS: 5.1%
60,540  Health Care Select
Sector SPDR Fund
$ 8,839,445
1.0
723,167
(1)
WisdomTree Voya
Yield Enhanced USD
Universal Bond Fund
35,124,872
4.1
Total Exchange-Traded
Funds
(Cost $44,473,210)
43,964,317
5.1
MUTUAL FUNDS: 94.8%
Affiliated Investment Companies: 94.8%
982,112  Voya U.S. Bond Index
Portfolio - Class I
8,927,399
1.0
4,763,268  Voya VACS Index
Series Emerging
Markets Portfolio
56,016,030
6.5
16,600,074  Voya VACS Index
Series I Portfolio
197,208,883
23.0
5,030,400  Voya VACS Index
Series MC Portfolio
60,163,581
7.0
33,444,785  Voya VACS Index
Series S Portfolio
466,554,744
54.3
2,364,612  Voya VACS Index
Series SC Portfolio
25,395,936
3.0
Total Mutual Funds
(Cost $678,930,742)
814,266,573
94.8
Total Long-Term
Investments
(Cost $723,403,952)
858,230,890
99.9
Total Investments in
Securities
(Cost $723,403,952) $ 858,230,890 99.9
Assets in Excess of
Other Liabilities 1,071,824 0.1
Net Assets $ 859,302,714 100.0
(1)
Investment in affiliate.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
2
Voya Index Solution 2050 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 43,964,317 $ — $ — $ 43,964,317
Mutual Funds 814,266,573 — — 814,266,573
Total Investments, at fair value $ 858,230,890 $ — $ — $ 858,230,890
Other Financial Instruments+
Futures 139,852 — — 139,852
Total Assets $ 858,370,742 $ — $ — $ 858,370,742
Liabilities Table
Other Financial Instruments+
Futures $ (75,832) $ — $ — $ (75,832)
Total Liabilities $ (75,832) $ — $ — $ (75,832)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Short Duration Bond Fund -
Class R6
$ 4,339,527 $ 56,196 $ (4,391,071) $ (4,652) $ — $ 30,131 $ 18,582 $ —
Voya U.S. Bond Index Portfolio -
Class I
8,955,026 858,468 (1,130,453) 244,358 8,927,399 84,765 (3,597) —
Voya VACS Index Series Emerging
Markets Portfolio
56,380,771 967,835 (3,221,739) 1,889,163 56,016,030 — 421,427 —
Voya VACS Index Series I Portfolio
204,975,525 3,463,557 (23,444,826) 12,214,627 197,208,883 — 4,564,451 —
Voya VACS Index Series MC
Portfolio
58,054,479 5,599,390 (1,080,699) (2,409,589) 60,163,581 — 273,335 —
Voya VACS Index Series S
Portfolio
459,961,335 38,095,872 (7,134,497) (24,367,966) 466,554,744 — 3,301,638 —
Voya VACS Index Series SC
Portfolio
30,794,904 1,383,356 (3,514,300) (3,268,024) 25,395,936 — 559,888 —
WisdomTree Voya Yield Enhanced
USD Universal Bond Fund
43,513,659 — (9,113,850) 725,063 35,124,872 515,985 (214,112) —
$ 866,975,226 $ 50,424,674 $ (53,031,435) $ (14,977,020) $ 849,391,445 $ 630,881 $ 8,921,612 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At March 31, 2025, the following futures contracts were outstanding for Voya Index Solution 2050 Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
E-mini Russell 2000 Index 42 06/20/25 $ 4,256,910 $ (71,377)

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
3
Voya Index Solution 2050 Portfolio
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
U.S. Treasury 5-Year Note 204 06/30/25 $ 22,063,875 $ 139,852
$ 26,320,785 $ 68,475
Short Contracts:
3-month SOFR (92) 09/16/25 (22,061,600) (4,195)
U.S. Treasury 2-Year Note (21) 06/30/25 (4,350,609) (260)
$ (26,412,209) $ (4,455)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 135,335,831
Gross Unrealized Depreciation (508,893)
Net Unrealized Appreciation $ 134,826,938